Restricted Unit Agreements - Additional Information (Detail) (Class B, Restricted Units)	12 Months Ended
Dec. 31, 2012
Class B | Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchased	2,000